CORNERCAP GROWTH FUND

                        ANNUAL REPORT TO SHAREHOLDERS










                                A Series of
                          CornerCap Group of Funds
                        A "Series" Investment Company











                          FOR THE FISCAL YEAR ENDED
                               MARCH 31, 1998

                      CORNERCAP GROUP OF FUNDS
                MANAGER'S REPORT FOR THE SHAREHOLDERS
                  FOR THE YEAR ENDED MARCH 31, 1998


Dear Shareholder:

We are very pleased with the accomplishments of our Funds during the fiscal year ending March 31, 1998. Most important in the long term, and appreciated over any term, is performance.

    * The CORNERCAP GROWTH FUND realized a total return of 47.8% for the year. The total return since CornerCap became the investment advisor 5.5 years ago is 19.8% per year. The net asset value for the Fund was $14.85 as of fiscal year end.

    * The CORNERCAP BALANCED FUND was in operation only 10 months last year, and the Fund returned 18.4% over that period. The net asset value for the Fund was $12.21 as of fiscal year end.

Aside from performance, our most significant accomplishment in 1997 was successfully launching our new Balanced Fund. We very much needed a more conservative fund for many of our investors. This Fund is targeted to hold a balance of growth-oriented stocks (60%) and more conservative bonds (40%). While the Fund is tilted more toward growth, it will be less volatile than the Growth Fund, and it will generate a higher portion of its total return from yield.

We now have over 400 shareholders in the Balanced Fund, and we have lowered the expense ratio, which was over 9%/year when we took over the Fund, to 1.3% for the coming year. We believe the attraction to this Fund will grow as the equity market declines, so we are in no hurry for this type of enticement to develop.

Whether the market is too high now or going much higher continues to be the question most asked. These times are unique but they always are. This has been the number one question every year since we started managing investments almost 20 years ago. Markets are at all-time highs. True, but over time the equity markets should continue to hit new highs, with periodic down turns sprinkled in. For the long-term investor that can accept the near term volatility of stocks, the equity market and our Growth Fund is the appropriate investment vehicle.

The more important measure is that the equity markets are at all-time "relative" highs. The fundamentals of companies (earnings, book value, cash flow, yield, etc.) relative to their market price are at new highs. This can be attributed to three very positive factors: (1) Returns on equity are at all-time highs; (2) inflation is down and the expectations for future inflation is also down; and (3) the savings rate for investors is up, providing consistent cash infusions into the market. Market prices will be vulnerable if one or more of these key factors cannot be sustained.

The equity market will have a significant drop at some point. It's not a question of if, but rather when. No one can answer that question with any degree of certainty. The market can drop tomorrow or five years down the road. We work with and encourage each of our mutual fund clients to focus more on setting their appropriate level of risk, rather than focusing on maximizing their returns. The appropriate returns will typically follow a given level of risk. Over time you will generally be better served if you enter and exit any bear market using the same investment strategy (i.e. the same long-term objective), rather than trying to time your strategy based on short-term market movements. If our Growth Fund, which is fully invested in equities, represents too much risk for you, then consider moving your account to our Balanced Fund. Whichever fund you choose, it should be done with a five to ten year planning horizon in mind.

As the assets in our fund group have grown, we have continued to reduce the Funds' expense ratios. Consistent with that process and to simplify our administration, for fiscal year 1998 your Board of Trustees have approved changing the Funds to a Unified Fee Structure. In effect, the investment advisor, CornerCap Investment Counsel, will be responsible for all expenses of the Funds. The advisor will charge a flat annualized fee to the Balanced Fund and the Growth Fund of 1.3% and 1.5%, respectively. The Funds will continue to be no-load, and there will be no 12(b)1 plan or other marketing related fees paid out by the Funds.

Our Funds are not packaged to be sold. There are a number of creative ways to compensate stockbrokers, financial planners, and other intermediaries for selling a mutual fund. We use none of these techniques. As such, it is very appropriate that there are no agents out there selling our Funds. Most financial products are packaged to be sold, and for very good reasons. By paying the required selling costs, a fund can accelerate the success of their quality products and/or make up for any deficiencies in weaker products. We do not think it is in the best interest of our shareholders to incur these selling costs. We are focused on having the highest quality mutual fund products, and we are very long-term investors, with both our client's investments and our internal investments.

Our Funds are packaged to be bought. Our focus is on service rather than selling. If we can evolve a group of funds with good performance and reasonable costs and risks, then sufficient investors will discover and buy into our Funds. This pro-servicing/non-selling approach will be slower and less profitable in the near term, but it will create an enormous long-term
asset   a loyal client base.

Attached is the Annual Report prepared by the Fund's auditors, Tait, Weller & Baker. As part of the financial statements, you will find a list of the portfolio holdings as of March 31, 1998, grouped by asset class and industry classification. Thank you for your investment in our CornerCap Group of Funds, and please let us know if we can be of further service to you.

CORNERCAP INVESTMENT COUNSEL
MAY 29, 1998

                 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
CORNERCAP GROWTH FUND
ATLANTA, GEORGIA


We have audited the accompanying statement of assets and liabilities of CornerCap Growth Fund, including the portfolio of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CornerCap Growth Fund as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


  /s/ Tait, Weller and Baker


PHILADELPHIA, PENNSYLVANIA
MAY 1, 1998

CORNERCAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MARCH 31, 1998
____________________________________________________________________________________________________________


                                                                                                    VALUE
    SHARES                                                                                       (NOTE 1-A)
    ------                                                                                       ----------
                                                 COMMON STOCKS - 91.74%
                                                 ----------------------
                 APPAREL - 4.39%
     13,050         Kellwood Company                                                           $    402,919
    100,700         Tultex Corporation *                                                            383,919
                                                                                               ------------

                                                                                                    786,838
                                                                                               ------------

                 BUILDING MATERIALS - 4.67%
      8,600         Fluor Corporation                                                               427,850
     11,750         International Aluminum Corp.                                                    410,516
                                                                                               ------------

                                                                                                    838,366
                                                                                               ------------
                 CEMENT & AGGREGATES - 2.52%
      6,500         Southdown, Inc.                                                                 452,969
                                                                                               ------------
                 CHEMICAL - SPECIALTY - 5.41%
     24,900         Furon Company                                                                   586,706
     17,750         Wellman, Inc.                                                                   383,844
                                                                                               ------------
                                                                                                    970,550
                                                                                               ------------

                 COMPUTER SOFTWARE & SERVICES - 2.30%
     16,750         BancTec, Inc.                                                                   412,469
                                                                                               ------------

                 DIVERSIFIED COMPANIES - 10.73%
     17,300         Ametek, Inc.                                                                    517,919
      9,150         Crane Company                                                                   484,950
     13,100         Standex International Corporation                                               401,187
     13,560         Varlen Corporation                                                              522,060
                                                                                               ------------

                                                                                                  1,926,116
                                                                                               ------------
                 ELECTRONICS - 2.33%
     29,620         Bell Industries, Inc. *                                                         418,382
                                                                                               ------------

                 HOME BUILDING - 2.75%
     10,600         Pulte Corporation                                                               492,900
                                                                                               ------------

                 INDUSTRIAL SERVICES - 2.79%
     40,000         Health Management Systems, Inc. *                                               500,000
                                                                                               ------------

                 INSURANCE - 4.77%
     41,742         Gainsco, Inc.                                                                   341,763
      9,400         Orion Capital Corporation                                                       514,062
                                                                                               ------------

                                                                                                    855,825
                                                                                               ------------
___________________________________________________________________________________________________________

CORNERCAP GROWTH FUND

MARCH 31, 1998
____________________________________________________________________________________________________________

                                                                                                    VALUE
    SHARES                                                                                       (NOTE 1-A)
    ------                                                                                       ----------
                                                 COMMON STOCKS - 91.74%
                                                 ----------------------
                 MACHINERY - 2.13%
     11,700         Flowserve Corporation                                                           381,712
                                                                                               ------------

                 MARITIME - 2.16%
     43,050         OMI Corporation *                                                               387,450
                                                                                               ------------

                 MEDICAL SUPPLIES - 2.24%
     14,500         Marquette Medical Systems, Inc., Class A *                                      402,375
                                                                                               ------------

                 METAL & MINING - 2.21%
     23,800         Cyprus Amax Minerals                                                            395,675
                                                                                               ------------

                 PACKAGING & CONTAINER - 2.01%
     11,000         Ball Corporation                                                                360,250
                                                                                               ------------

                 PRECISION INSTRUMENT - 2.93%
     18,100         EG&G, Inc.                                                                      526,031
                                                                                               ------------

                 PUBLISHING - 2.22%
     12,100         Deluxe Corporation                                                              398,544
                                                                                               ------------
                 RECREATION - 2.33%
     25,800         Huffy Corporation                                                               417,637
                                                                                               ------------

                 RESTAURANT - 8.15%
     41,700         NPC International *                                                             552,525
     37,400         Piccadilly Cafeterias                                                           472,175
     19,600         Wendy's International                                                           437,325
                                                                                               ------------

                                                                                                  1,462,025
                                                                                               ------------

                 RETAIL SPECIALTY - 6.30%
     26,200         Blair Corporation                                                               599,325
     28,300         Haverty Furniture, Inc.                                                         530,625
                                                                                               ------------

                                                                                                  1,129,950
                                                                                               ------------

                 STEEL - INTEGRATED - 3.19%
     20,700         Inland Steel Industries, Inc.                                                   571,837
                                                                                               ------------

                 TELECOM SERVICES - 3.24%
      8,600         Sprint Corporation                                                              582,113
                                                                                               ------------

                 TEXTILE - 2.41%
     21,100         Culp, Inc.                                                                      432,550
                                                                                               ------------

CORNERCAP GROWTH FUND

MARCH 31, 1998
____________________________________________________________________________________________________________


                                                                                                    VALUE
    SHARES                                                                                       (NOTE 1-A)
    ------                                                                                       ----------
                                                 COMMON STOCKS - 91.74%
                                                 ----------------------
                 TIRES - 2.48%
     44,500         TBC Corporation                                                                 445,000
                                                                                               ------------

                 TOBACCO  5.08%
     12,850         UST Inc.                                                                        414,413
    113,000         Universal Corporation                                                           497,906
                                                                                               ------------

                                                                                                    912,319
                                                                                               ------------

                    TOTAL COMMON STOCKS (COST $12,349,025)                                       16,459,883
                                                                                               ------------

  PRINCIPAL
    AMOUNT                                     SHORT-TERM INVESTMENTS
  ----------                                   ----------------------
  $1,427,468       Wachovia Bank Short-Term Authorized Demand Notes
                    (Cost $1,427,468)                                                             1,427,468
                                                                                               ------------

                    TOTAL INVESTMENTS (COST $13,776,493)(A)                     99.70%           17,887,351
                    OTHER ASSETS IN EXCESS OF LIABILITIES - NET                   .30%               54,468
                                                                                -----          ------------

                       NET ASSETS                                              100.00%         $ 17,941,819
                                                                               ======          ============
                    *  NON-INCOME PRODUCING SECURITY

  (a)   Aggregate cost for federal income tax purposes is $13,776,493.  At March 31, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

        Unrealized appreciation                                                                $  4,568,759
        Unrealized depreciation                                                                    (457,901)
                                                                                               ------------

        NET UNREALIZED APPRECIATION                                                            $  4,110,858
                                                                                               ============

____________________________________________________________________________________________________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CORNERCAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998
_______________________________________________________________________________________

ASSETS
  Investments at market value, (Identified cost $13,776,493) (NOTE 1-A)    $17,887,351
  Cash                                                                          77,890
  Interest and dividends receivable                                             14,828
  Receivable for capital shares sold                                               500
  Other assets                                                                  11,109
                                                                           -----------

       TOTAL ASSETS                                                         17,991,678
                                                                           -----------


LIABILITIES
  Payable for capital stock redeemed                                            38,000
  Accrued expenses                                                              11,859
                                                                           -----------

       TOTAL LIABILITIES                                                        49,859
                                                                           -----------

NET ASSETS
  (Applicable to 1,208,215 shares outstanding,
    $.01 par value, unlimited shares authorized)                           $17,941,819
                                                                           -----------


NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
  ($17,941,819 divided by 1,208,215 shares)                                     $14.85
                                                                                ------


NET ASSETS
  At March 31, 1998, net assets consisted of:
    Paid-in capital                                                        $11,975,042
    Accumulated net investment income                                           11,435
    Accumulated net realized gains on investments                            1,844,484
    Unrealized appreciation of investments                                   4,110,858
                                                                           -----------

                                                                           $17,941,819
                                                                           ===========

_______________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1998
________________________________________________________________________________

INVESTMENT INCOME
  INCOME
    Interest                                                      $   36,514
    Dividends                                                        230,064
                                                                  ----------

      TOTAL INVESTMENT INCOME                                        266,578
                                                                  ----------

  EXPENSES
    Fund accounting fees                                              30,796
    Advisory fee (Note 2)                                            153,687
    Professional fees                                                 28,805
    Custodian fees                                                     2,315
    Transfer agent fees                                               23,087
    Administration fees                                               31,369
    Shareholder servicing costs                                       10,480
    Registration fees                                                 14,738
    Insurance                                                         12,871
    Trustees fees                                                      7,422
    Miscellaneous                                                      3,420
                                                                  ----------

    Total expenses                                                   318,990
    Less expenses waived and reimbursed (NOTE 2)                    (78,687)
                                                                  ----------

      NET EXPENSES                                                   240,303

        NET INVESTMENT INCOME                                         26,275
                                                                  ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions                     3,153,012
  Increase in unrealized appreciation of investments               2,778,761
                                                                  ----------

      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              5,931,773
                                                                  ----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $5,958,048
                                                                  ----------

_______________________________________________________________________________


See accompanying notes to financial statements

CORNERCAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED MARCH 31, 1998 AND 1997
______________________________________________________________________________________________________

                                                                        1998         1997
                                                                       -----        ------
INCREASE (DECREASE) IN NET ASSETS FROM

  Operations
    Net investment income                                          $    26,275   $    21,184
    Net realized gain on investments                                 3,153,012     1,620,467
    Increase in unrealized appreciation of investments               2,778,761       233,821
                                                                   -----------   -----------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           5,958,048     1,875,472

  DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income ($.22 and $.01, respectively)                (37,280)      (13,865)
    Realized gains ($1.87 and $.07, respectively)                   (2,070,572)      (75,349)
                                                                   -----------   -----------

      TOTAL DISTRIBUTIONS                                           (2,107,852)      (89,214)
                                                                   -----------   -----------
  CAPITAL SHARE TRANSACTIONS (a)
    Increase in net assets resulting from
      capital share transactions                                     1,235,326     2,698,790
                                                                   -----------   -----------

        TOTAL INCREASE IN NET ASSETS                                 5,085,522     4,485,048

NET ASSETS
  Beginning of year                                                 12,856,297     8,371,249
                                                                   -----------   -----------

  END OF YEAR
    (including accumulated net investment income of
     $11,435 and $22,440, respectively)                            $17,941,819   $12,856,297
                                                                   ===========   ===========

(a) SUMMARY OF CAPITAL SHARE ACTIVITY FOLLOWS:

                                           1998                                      1997
                                 ---------------------------             ----------------------------
                                 Shares             Value                Shares              Value
                                 ------             -----                ------              -----
    Shares sold                  204,161        $ 2,857,683              375,974          $ 4,117,045
    Shares reinvested            159,748          2,067,145                7,481               87,223
    Shares redeemed             (254,409)        (3,689,502)            (135,896)          (1,505,478)
                                --------        -----------             --------          -----------

    NET INCREASE                 109,500        $ 1,235,326              247,559          $ 2,698,790
                                ========        ===========             ========          ===========
______________________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
_________________________________________________________________________________________________________________

                                                                               Years ended March 31,
                                                               -----------------------------------------------
                                               1998            1997          1996          1995          1994
                                               ----            ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE
  NET ASSET VALUE, BEGINNING OF YEAR        $ 11.68          $  9.81        $ 8.61       $ 7.69         $ 7.58
                                            -------          -------        ------       ------         ------

  INCOME FROM INVESTMENT OPERATIONS -
    Net investment income                       .21              .02           .04          .05            .02
    Net realized and unrealized gain
      on investments                           5.05             1.93          1.22          .89            .11
                                            -------          -------        ------       ------         ------

      TOTAL FROM INVESTMENT OPERATIONS         5.26             1.95          1.26          .94            .13
                                            -------          -------        ------       ------         ------

  LESS DISTRIBUTIONS FROM
    Net investment income                       .22              .01           .06          .02            .02
    Realized gains                             1.87              .07             -            -              -
                                            -------          -------        ------       ------         ------

      TOTAL DISTRIBUTIONS                      2.09              .08           .06          .02            .02
                                            -------          -------        ------       ------         ------

  NET ASSET VALUE, END OF YEAR              $ 14.85          $ 11.68        $ 9.81       $ 8.61         $ 7.69
                                            -------          -------        ------       ------         ------

TOTAL RETURN                                  47.69%           19.94%        14.64%       12.25%          1.71%

RATIOS/SUPPLEMENTAL DATA
  NET ASSETS, END OF YEAR ($000)            $17,942          $12,856        $8,371       $7,299         $4,229

  RATIOS TO AVERAGE NET ASSETS
    Expenses                                   1.56%            1.71%         1.75%        1.87%          2.00%
    Net investment income (loss)                .17%             .19%          .49%         .70%           .13%

  PORTFOLIO TURNOVER RATE                     48.82%           37.13%        40.83%       55.12%         35.58%

  AVERAGE COMMISSION RATE PER SHARE           .1201

_________________________________________________________________________________________________________________


See accompanying notes to financial statements

CORNERCAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998
________________________________________________________________________________

(1)    ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   CornerCap Growth Fund (the "Fund") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

   A. SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   B. SECURITY TRANSACTIONS, INVESTMENT INCOME AND OTHER - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   D. ACCOUNTING ESTIMATES - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

_______________________________________________________________________________

CORNERCAP GROWTH FUND

MARCH 31, 1998
_______________________________________________________________________________

(2)   TRANSACTIONS WITH AFFILIATES

         INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

         The Fund has an investment advisory agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

         The Advisor provides continuous supervision of the investment portfolio and pays the cost of compensation of the officers of the Fund, occupancy and certain clerical and administration costs involved in the day to day operations of the Fund. The Fund bears all other costs and expenses. Under the investment advisory agreement, if the aggregate expenses of the Fund (including the fees to the Advisor but excluding taxes, interest, brokerage fees and commissions, distribution fee and extraordinary expenses) exceed the limitations imposed by state securities administrators, the Advisor will reduce its fee by the amount of such excess. In addition, the Advisor has undertaken to pay fund expenses in excess of 2.0% of average net assets for the Fund's fiscal year ending March 31, 1998. For the year ended March 31, 1998, the Advisor waived Advisory fees of $78,687.


         DISTRIBUTION AGREEMENT AND PLAN

         The Fund has adopted a Distribution Plan pursuant to which the Fund reimburses the Advisor for marketing expenses incurred in distributing shares of the Fund, primarily the cost of printing sales material. This expense is limited to 1/4 of 1% of the Fund's average net assets. For the year ending March 31, 1998, no such reimbursements were made.


(3)   PURCHASES AND SALES OF SECURITIES

      For the year ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,092,902 and $3,993,806, respectively.


(4)   FEDERAL INCOME TAXES

      It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

_______________________________________________________________________________